BROWN ADVISORY FUNDS

Brown Advisory Equity Long/Short Fund
(the “Fund”)

Institutional Shares (BAFYX)
Investor Shares (Not Available for Sale)
Advisor Shares (Not Available for Sale)

Supplement dated October 30, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information dated
October 30, 2015

This supplement serves as notification of the following change:

1.           Institutional Shares Not Available for Sale

Please be advised that the Institutional Shares of the Fund are not yet available for sale.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference